LONG-LIVED ASSETS (RESTATED) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Machinery and equipment		$ 33,503
Less: accumulated depreciation		(2,230)
Property and equipment, net	27,899	31,273
Useful Lives	3 years	3 years
Write off of software development costs			$ 919
Machinery and equipment [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives		3 years
Machinery and equipment [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives		5 years